Trade and other payables - Disclosure of Trade Payables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 4,862	SFr 2,800
CHF
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	1,464	556
EUR
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	3,250	2,043
USD
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	118	17
GBP
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 29	SFr 184